Other Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other Accrued Liabilities
8. Other Accrued Liabilities
Other accrued liabilities consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
Sales and other tax	$18,302	$18,279
Claims payable	15,527	19,235
Compensation	4,962	2,175
Professional services	3,500	4,861
Vehicle leases	227	361
Insurance	22	21
Other	2,071	3,175

Other Accrued Liabilities	$44,611	$48,107

10. Other Accrued Liabilities
Other accrued liabilities consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Claims payable	$19,235	$9,511
Sales and other tax	18,279	16,192
Professional services	4,861	4,162
Compensation	2,175	3,400
Vehicle leases	361	665
Insurance	21	350
Other	3,175	3,080

Other Accrued Liabilities	$48,107	$37,360